RELATED-PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2013
RELATED-PARTY TRANSACTIONS [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 12 - RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates during 2013 and 2012 were as follows (in thousands):

	September 30,
	2013	2012
Beginning balance	$931	$432
New loans	381	809
Repayments	(727)	(310)

Ending balance	$585	$931

Deposits from principal officers, directors, and their affiliates at September 30, 2013 and 2012 were $3,080,000 and $3,028,000, respectively.

During the years ended September 30, 2013 and 2012, the Company paid approximately $32,000 and $37,000, respectively, to a principal officer who is a Certified Residential Real Estate Appraiser for appraisals performed on real estate properties that were used as collateral on loans extended to customers. The appraisals are validated through an internal validation process and once a property is foreclosed upon or the loan is deemed impaired, an appraisal from an outside party is obtained.